UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/16

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for those series, as appropriate.

Dreyfus Large Cap Equity Fund

Dreyfus Large Cap Growth Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Large Cap Equity Fund

SEMIANNUAL REPORT June 30, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Large Cap Equity Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Equity Fund, covering the six-month period from January 1, 2016 through June 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets experienced heightened turbulence over the first half of 2016 when global economic challenges fueled dramatic swings in market sentiment. At the start of the year, investors reacted cautiously to an economic slowdown in China, sluggish growth in Europe, plummeting commodity prices, and rising short-term interest rates in the United States. These worries sparked sharp declines in U.S. and global equity markets, while high-quality bonds gained value as investors flocked to traditional safe havens.

Investor sentiment subsequently rebounded when U.S. monetary policymakers refrained from additional rate hikes, major central banks eased their monetary policies further, and commodity prices improved. Stocks rallied strongly during the spring, recouping earlier losses, and bonds continued to benefit from robust investor demand. Still, by June, uncertainty continued to dominate the capital markets amid worries about Great Britain’s exit from the European Union and disappointing job growth in the United States.

We remain encouraged by the resilience of the stock and bond markets, but we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the second half of 2016. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016, through June 30, 2016, as provided by Irene D. O’Neill, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended June 30, 2016, Dreyfus Large Cap Equity Fund’s Class A shares achieved a total return of 0.83%, Class C shares returned 0.44%, Class I shares returned 0.91%, and Class Y shares returned 0.94%.1 In comparison, the fund’s benchmark, the Standard & Poor’s® 500 Composite Stock Price Index (the “S&P 500 Index”), produced a total return of 3.82% for the same period.2

U.S. stocks posted moderately positive total returns, on average, over the first half of 2016, masking heightened market volatility. Investors favored traditionally defensive and higher-yielding stocks. As a result, the stocks of growth companies in which the fund invests generally lagged market averages and caused the fund to produce lower returns than its benchmark.

The Fund’s Investment Approach

The fund seeks to provide long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund invests primarily in large, established companies that we believe have proven track records and the potential for superior relative earnings growth. The investment process begins with a top-down assessment of broad economic, political, and social trends and their implications for different market and industry sectors. Using a bottom-up approach, fundamental research is used to identify companies with characteristics such as: earnings power unrecognized by the market, sustainable revenue and cash flow growth, positive operational and/or financial catalysts, attractive relative value versus history and peers, and strong or improving financial condition.

Risk Aversion Dominated the U.S. Stock Market

Large-cap stocks generally proved volatile over the first half of 2016 as investors grew more averse to risks in light of concerns regarding global economic headwinds. In January 2016, disappointing economic data and stock market turbulence in China sparked severe declines in commodity prices, and investors worried that higher short-term interest rates from the Federal Reserve Board (the “Fed”) might weigh on the domestic economic recovery. Consequently, U.S. stocks fell sharply at the start of the year.

The market’s slide continued into February, but relatively strong U.S. economic data and better-than-expected corporate earnings helped trigger a rebound later in the month. The rally continued through the spring when the Fed refrained from implementing additional interest-rate hikes, commodity prices rebounded, and foreign currencies strengthened against the U.S. dollar. Although a vote in the United Kingdom to leave the European Union, known as the Brexit, introduced renewed market turmoil toward the end of June, U.S. markets bounced back quickly, enabling the S&P 500 Index to end the reporting period with a moderately positive total return.

Traditionally Defensive Sectors Led the Market’s Advance

Investors generally remained cautious in this volatile market environment, focusing mainly on traditionally defensive and higher-yielding industry groups. In contrast, more growth-oriented stocks remained out of favor.

The impact of the market’s defensive bias was especially apparent in the information technology sector, where the fund did not own some of the slower-growing, legacy companies that led sector

3

DISCUSSION OF FUND PERFORMANCE (continued)

averages. In addition, cybersecurity firm Palo Alto Networks gave back previous gains due to slower sales in commodity-producing countries, and new products from cloud computing specialist ServiceNow took longer than expected to gain traction. Financials were the weakest sector in the S&P 500 Index for the reporting period, and the fund was undermined by the adverse impact of low interest rates on fund holdings such as brokerage firm Charles Schwab and financial services provider Voya Financial. Investment manager Invesco was hurt by its exposure to European markets following the Brexit vote, and U.S. bank Capital One struggled with higher-than-expected loan losses. In the energy sector, oil refiners Valero Energy and Marathon Petroleum were hurt by an oversupply of gasoline.

On a more positive note, the fund’s investments in the industrials sector produced relatively attractive returns when Ingersoll-Rand, Illinois Tool Works, and Honeywell International rebounded from previous weakness after reporting better than expected earnings. In the consumer discretionary sector, restaurant operator Yum! Brands benefited from plans to spin off its assets in China, entertainment provider Time Warner saw higher advertising revenues and affiliate fees, and media company Comcast was rewarded for stable earnings and dividend growth.

Poised for a Renewed Focus on Growth

We currently expect the U.S. economic recovery to continue, and we have seen evidence of improved conditions in overseas markets. Therefore, while interest rates appear likely to remain low in the near term, we believe that stocks with the ability to grow their earnings in a constructive business environment have the potential to return to favor among investors. As the market refocuses on growth, we have positioned the fund to benefit through overweighted exposure to growing companies in the information technology, energy, and materials sectors. In contrast, we have identified relatively few companies meeting our investment criteria in the telecommunication services and utilities sectors.

July 15, 2016

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1  Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement through May 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. -- Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Equity Fund from January 1, 2016 to June 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2016
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.44	$9.37	$3.75	$3.85
Ending value (after expenses)	$1,008.30	$1,004.40	$1,009.10	$1,009.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2016
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.47	$9.42	$3.77	$3.87
Ending value (after expenses)	$1,019.44	$1,015.51	$1,021.13	$1,021.03

† Expenses are equal to the fund’s annualized expense ratio of 1.09% for Class A, 1.88% for Class C, .75% for Class I and .77% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2016 (Unaudited)

Common Stocks - 99.4%	Shares		Value ($)
Banks - 3.7%
Bank of America	567,470		7,530,327
Citizens Financial Group	178,020		3,556,840
Wells Fargo & Co.	126,000		5,963,580
			17,050,747
Capital Goods - 9.8%
3M	30,748		5,384,590
Eaton	100,390		5,996,295
General Electric	169,710		5,342,471
Honeywell International	68,772		7,999,559
Illinois Tool Works	72,773		7,580,036
Ingersoll-Rand	111,550		7,103,504
United Technologies	53,670		5,503,858
			44,910,313
Consumer Durables & Apparel - 1.1%
NIKE, Cl. B	88,536		4,887,187
Consumer Services - 2.4%
Panera Bread, Cl. A	24,102	[a,b]	5,108,178
Yum! Brands	73,640		6,106,229
			11,214,407
Diversified Financials - 7.0%
Ally Financial	217,630	[b]	3,714,944
Capital One Financial	87,150		5,534,896
Charles Schwab	217,110		5,495,054
Intercontinental Exchange	34,297		8,778,660
Invesco	200,886		5,130,628
Voya Financial	130,430		3,229,447
			31,883,629
Energy - 8.8%
Chevron	62,045		6,504,177
Devon Energy	101,580		3,682,275
Exxon Mobil	54,110		5,072,271
Halliburton	96,810		4,384,525
Marathon Petroleum	127,560		4,842,178
Pioneer Natural Resources	24,867		3,760,139
Schlumberger	73,090		5,779,957
Valero Energy	122,150		6,229,650
			40,255,172

6

Common Stocks - 99.4% (continued)	Shares		Value ($)
Food & Staples Retailing - 1.3%
Costco Wholesale	22,328		3,506,389
CVS Health	26,431		2,530,504
			6,036,893
Food, Beverage & Tobacco - 7.5%
Constellation Brands, Cl. A	32,382		5,355,983
Mondelez International, Cl. A	94,980		4,322,540
Monster Beverage	41,197	[a,b]	6,620,770
PepsiCo	82,407		8,730,198
Philip Morris International	90,136		9,168,634
			34,198,125
Health Care Equipment & Services - 4.5%
Abbott Laboratories	82,840		3,256,440
Aetna	35,611		4,349,171
Cardinal Health	50,930		3,973,049
Universal Health Services, Cl. B	31,777		4,261,296
Zimmer Biomet Holdings	38,369		4,618,860
			20,458,816
Household & Personal Products - 1.7%
Procter & Gamble	90,935		7,699,466
Insurance - 1.3%
Hartford Financial Services Group	134,630		5,974,879
Materials - 3.1%
Celanese, Ser. A	75,280		4,927,076
Dow Chemical	104,210		5,180,279
Nucor	80,350		3,970,094
			14,077,449
Media - 3.7%
Comcast, Cl. A	93,000		6,062,670
Time Warner	103,440		7,606,978
Walt Disney	35,543		3,476,816
			17,146,464
Pharmaceuticals, Biotechnology & Life Sciences - 10.3%
Agilent Technologies	114,210		5,066,356
Allergan	20,402	[b]	4,714,698
Amgen	23,600		3,590,740
Biogen	11,149	[b]	2,696,051
BioMarin Pharmaceutical	21,283	[b]	1,655,817
Bristol-Myers Squibb	70,310		5,171,301
Celgene	18,354	[b]	1,810,255

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 10.3% (continued)
Eli Lilly & Co.	42,720		3,364,200
Johnson & Johnson	57,656		6,993,673
Merck & Co.	77,800		4,482,058
Pfizer	218,680		7,699,723
			47,244,872
Real Estate - 1.3%
American Tower	54,545	[c]	6,196,857
Retailing - 4.7%
Amazon.com	17,554	[b]	12,561,993
Home Depot	52,926		6,758,121
Netflix	26,290	[b]	2,405,009
			21,725,123
Semiconductors & Semiconductor Equipment - 6.0%
Broadcom	66,423		10,322,134
Intel	198,540		6,512,112
NXP Semiconductors	74,390	[b]	5,827,713
Taiwan Semiconductor Manufacturing, ADR	174,720		4,582,906
			27,244,865
Software & Services - 12.6%
Accenture, Cl. A	31,785		3,600,923
Adobe Systems	81,510	[b]	7,807,843
Alphabet, Cl. A	20,756	[b]	14,602,469
Facebook, Cl. A	120,994	[b]	13,827,194
Microsoft	90,660		4,639,072
salesforce.com	99,480	[b]	7,899,707
Visa, Cl. A	68,150		5,054,686
			57,431,894
Technology Hardware & Equipment - 2.8%
Apple	72,590		6,939,604
Palo Alto Networks	46,540	[b]	5,707,666
			12,647,270
Telecommunication Services - 2.7%
AT&T	197,470		8,532,679
Verizon Communications	69,730		3,893,723
			12,426,402
Utilities - 3.1%
Dominion Resources	76,680		5,975,672
Dynegy	237,100	[b]	4,087,604

8

Common Stocks - 99.4% (continued)	Shares		Value ($)
Utilities - 3.1% (continued)
Exelon	110,680		4,024,325
			14,087,601
Total Common Stocks (cost $384,328,404)			454,798,431
Other Investment - .5%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $2,179,416)	2,179,416	[d]	2,179,416
Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares (cost $5,071,272)	5,071,272	[d]	5,071,272
Total Investments (cost $391,579,092)	101.0%		462,049,119
Liabilities, Less Cash and Receivables	(1.0%)		(4,598,573)
Net Assets	100.0%		457,450,546

ADR—American Depository Receipt

aSecurity, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $4,959,174 and the value of the collateral held by the fund was $5,071,272.
bNon-income producing security.
cInvestment in real estate investment trust.
dInvestment in affiliated money market mutual fund.

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.6
Pharmaceuticals, Biotechnology & Life Sciences	10.3
Capital Goods	9.8
Energy	8.8
Food, Beverage & Tobacco	7.5
Diversified Financials	7.0
Semiconductors & Semiconductor Equipment	6.0
Retailing	4.7
Health Care Equipment & Services	4.5
Banks	3.7
Media	3.7
Materials	3.1
Utilities	3.1
Technology Hardware & Equipment	2.8
Telecommunication Services	2.7
Consumer Services	2.4
Household & Personal Products	1.7
Money Market Investments	1.6
Food & Staples Retailing	1.3
Insurance	1.3
Real Estate	1.3
Consumer Durables & Apparel	1.1
101.0

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,959,174)—Note 1(b):
Unaffiliated issuers	384,328,404	454,798,431
Affiliated issuers	7,250,688	7,250,688
Cash		252,551
Receivable for investment securities sold		2,413,820
Dividends and securities lending income receivable		491,443
Receivable for shares of Common Stock subscribed		362,266
Prepaid expenses		29,032
		465,598,231
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		287,204
Liability for securities on loan—Note 1(b)		5,071,272
Payable for investment securities purchased		2,502,478
Payable for shares of Common Stock redeemed		247,789
Accrued expenses		38,942
		8,147,685
Net Assets ($)		457,450,546
Composition of Net Assets ($):
Paid-in capital		387,320,179
Accumulated undistributed investment income—net		2,364,763
Accumulated net realized gain (loss) on investments		(2,704,423)
Accumulated net unrealized appreciation (depreciation) on investments		70,470,027
Net Assets ($)		457,450,546

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	2,963,376	525,121	34,950,941	419,011,108
Shares Outstanding	187,593	32,912	2,101,290	25,191,232
Net Asset Value Per Share ($)	15.80	15.96	16.63	16.63

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	4,069,765
Affiliated issuers	4,802
Income from securities lending—Note 1(b)	4,029
Total Income	4,078,596
Expenses:
Management fee—Note 3(a)	1,560,882
Professional fees	38,050
Registration fees	32,532
Directors’ fees and expenses—Note 3(d)	22,713
Custodian fees—Note 3(c)	19,397
Shareholder servicing costs—Note 3(c)	18,086
Prospectus and shareholders’ reports	6,097
Loan commitment fees—Note 2	1,979
Distribution fees—Note 3(b)	1,911
Miscellaneous	11,217
Total Expenses	1,712,864
Less—reduction in expenses due to undertaking—Note 3(a)	(711)
Less—reduction in fees due to earnings credits—Note 3(c)	(198)
Net Expenses	1,711,955
Investment Income—Net	2,366,641
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,634,617)
Net unrealized appreciation (depreciation) on investments	3,762,919
Net Realized and Unrealized Gain (Loss) on Investments	2,128,302
Net Increase in Net Assets Resulting from Operations	4,494,943

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015[a]
Operations ($):
Investment income—net	2,366,641	4,700,338
Net realized gain (loss) on investments	(1,634,617)	19,188,891
Net unrealized appreciation (depreciation) on investments	3,762,919	(10,664,199)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,494,943	13,225,030
Dividends to Shareholders from ($):
Investment income—net:
Class A	-	(19,294)
Class I	-	(4,685,153)
Class Y	(125,338)	(11)
Net realized gain on investments:
Class A	-	(128,711)
Class C	-	(20,572)
Class I	-	(19,093,501)
Class Y	-	(45)
Total Dividends	(125,338)	(23,947,287)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	128,728	2,890,364
Class C	62,112	279,633
Class I	16,176,123	86,003,438
Class Y	414,284,146	1,000
Dividends reinvested:
Class A	-	126,146
Class C	-	15,054
Class I	-	12,001,927
Class Y	20,314	-
Cost of shares redeemed:
Class A	(254,451)	(1,966,763)
Class C	(51,066)	(278,657)
Class I	(403,483,927)	(81,895,708)
Class Y	(31,617,730)	-
Increase (Decrease) in Net Assets from Capital Stock Transactions	(4,735,751)	17,176,434
Total Increase (Decrease) in Net Assets	(366,146)	6,454,177
Net Assets ($):
Beginning of Period	457,816,692	451,362,515
End of Period	457,450,546	457,816,692
Undistributed investment income—net	2,364,763	123,460

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015[a]
Capital Share Transactions (Shares):
Class A
Shares sold	8,444	171,472
Shares issued for dividends reinvested	-	8,208
Shares redeemed	(16,351)	(124,544)
Net Increase (Decrease) in Shares Outstanding	(7,907)	55,136
Class C
Shares sold	4,100	16,599
Shares issued for dividends reinvested	-	966
Shares redeemed	(3,348)	(16,912)
Net Increase (Decrease) in Shares Outstanding	752	653
Class Ib
Shares sold	1,039,273	4,988,054
Shares issued for dividends reinvested	-	742,496
Shares redeemed	(26,497,333)	(4,689,277)
Net Increase (Decrease) in Shares Outstanding	(25,458,060)	1,041,273
Class Yb
Shares sold	27,120,884	61
Shares issued for dividends reinvested	1,248	-
Shares redeemed	(1,930,961)	-
Net Increase (Decrease) in Shares Outstanding	25,191,171	61

[a] Effective October 1, 2015, the fund commenced offering Class Y shares.
[b] During the period ended June 30, 2016, 25,517,015 Class I shares representing $388,158,360 were exchanged for 25,517,013 Class Y shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2016		Year Ended December 31,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	15.67	16.12	15.06	11.38	9.79	10.45
Investment Operations:
Investment income—net[a]	.06	.12	.11	.11	.11	.06
Net realized and unrealized gain (loss) on investments	.07	.27	1.33	3.69	1.54	(.66)
Total from Investment Operations	.13	.39	1.44	3.80	1.65	(.60)
Distributions:
Dividends from investment income—net	–	(.11)	(.20)	(.12)	(.06)	(.06)
Dividends from net realized gain on investments	–	(.73)	(.18)	–	–	–
Total Distributions	–	(.84)	(.38)	(.12)	(.06)	(.06)
Net asset value, end of period	15.80	15.67	16.12	15.06	11.38	9.79
Total Return (%)[b]	.83[c]	2.55	9.58	33.64	16.90	(5.78)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.12[d]	1.09	1.13	1.19	1.30	1.34
Ratio of net expenses to average net assets	1.09[d]	1.09	1.11	1.13	1.25	1.17
Ratio of net investment income to average net assets	.74[d]	.69	.72	.81	.96	.56
Portfolio Turnover Rate	23.28[c]	50.77	57.11	66.65	34.07	47.87
Net Assets, end of period ($ x 1,000)	2,963	3,064	2,262	1,501	657	503

a  Based on average shares outstanding.
b  Exclusive of sales charge.
c  Not annualized.
d  Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2016		Year Ended December 31,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	15.89	16.35	15.22	11.57	9.97	10.68
Investment Operations:
Investment income (loss)—net[a]	(.00)[b]	(.02)	(.00)[b]	.01	.03	(.03)
Net realized and unrealized gain (loss) on investments	.07	.29	1.33	3.74	1.57	(.66)
Total from Investment Operations	.07	.27	1.33	3.75	1.60	(.69)
Distributions:
Dividends from investment income—net	–	–	(.02)	(.10)	–	(.02)
Dividends from net realized gain on investments	–	(.73)	(.18)	–	–	–
Total Distributions	–	(.73)	(.20)	(.10)	–	(.02)
Net asset value, end of period	15.96	15.89	16.35	15.22	11.57	9.97
Total Return (%)[c]	.44[d]	1.76	8.74	32.57	16.05	(6.47)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.98[e]	1.93	2.05	2.03	2.21	2.04
Ratio of net expenses to average net assets	1.88[e]	1.87	1.89	1.90	2.02	2.00
Ratio of net investment income (loss) to average net assets	(.05)[e]	(.11)	(.00)[f]	.07	.31	(.24)
Portfolio Turnover Rate	23.28[d]	50.77	57.11	66.65	34.07	47.87
Net Assets, end of period ($ x 1,000)	525	511	515	287	185	94

a  Based on average shares outstanding.
b  Amount represents less than $.01 per share.
c  Exclusive of sales charge.
d  Not annualized.
e  Annualized.
f  Amount represents less than .01%.

See notes to financial statements.

16

Six Months Ended
June 30, 2016		Year Ended December 31,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	16.48	16.92	15.81	11.95	10.26	10.95
Investment Operations:
Investment income—net[a]	.10	.18	.17	.16	.16	.10
Net realized and unrealized gain (loss) on investments	.05	.29	1.40	3.88	1.63	(.69)
Total from Investment Operations	.15	.47	1.57	4.04	1.79	(.59)
Distributions:
Dividends from investment income—net	–	(.18)	(.28)	(.18)	(.10)	(.10)
Dividends from net realized gain on investments	–	(.73)	(.18)	–	–	–
Total Distributions	–	(.91)	(.46)	(.18)	(.10)	(.10)
Net asset value, end of period	16.63	16.48	16.92	15.81	11.95	10.26
Total Return (%)	.91[b]	2.91	9.95	34.12	17.46	(5.46)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[c]	.75	.76	.78	.81	.81
Ratio of net expenses to average net assets	.75[c]	.75	.76	.78	.81	.81
Ratio of net investment income to average net assets	1.21[c]	1.03	1.05	1.14	1.39	.92
Portfolio Turnover Rate	23.28[b]	50.77	57.11	66.65	34.07	47.87
Net Assets, end of period ($ x 1,000)	34,951	454,240	448,585	382,652	226,648	168,688

a  Based on average shares outstanding.
b  Not annualized.
c  Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2016	Year Ended
Class Y Shares	(Unaudited)	December 31, 2015[a]
Per Share Data ($):
Net asset value, beginning of period	16.48	16.35
Investment Operations:
Investment income—net[b]	.08	.05
Net realized and unrealized gain (loss) on investments	.07	.98
Total from Investment Operations	.15	1.03
Distributions:
Dividends from investment income—net	(.00)[c]	(.17)
Dividends from net realized gain on investments	–	(.73)
Total Distributions	(.00)[c]	(.90)
Net asset value, end of period	16.63	16.48
Total Return (%)[d]	.94	6.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.77	.75
Ratio of net expenses to average net assets[e]	.77	.75
Ratio of net investment income to average net assets[e]	.99	1.14
Portfolio Turnover Rate	23.28[d]	50.77
Net Assets, end of period ($ x 1,000)	419,011	1

a From October 1, 2015 (commencement of initial offering) to December 31, 2015.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Equity Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to provide long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 350 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (100 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

20

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	434,065,678	—	—	434,065,678
Equity Securities - Foreign Common Stocks†	20,732,753	—	—	20,732,753
Mutual Funds	7,250,688	—	—	7,250,688

†  See Statement of Investments for additional detailed categorizations.

At June 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2016, The Bank of New York Mellon

22

earned $1,215 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 6/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	—	37,401,902	32,330,630	5,071,272	1.1
Dreyfus Institutional Preferred Plus Money Market Fund	11,226,587	19,125,154	28,172,325	2,179,416.5
Total	11,226,587	56,527,056	60,502,955	7,250,688	1.6

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was as follows: ordinary income $4,704,458 and long-term capital gains $19,242,829. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2 - Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from January 1, 2016 through May 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $711 during the period ended June 30, 2016.

During the period ended June 30, 2016, the Distributor retained $204 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2016, Class C shares were charged $1,911 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may

24

include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2016, Class A and Class C shares were charged $3,658 and $638, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2016, the fund was charged $5,944 for transfer agency services and $424 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $198.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2016, the fund was charged $19,397 pursuant to the custody agreement.

During the period ended June 30, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $263,982, Distribution Plan fees $327, Shareholder Services Plan fees $719, custodian fees $12,000, Chief Compliance Officer fees $4,812 and transfer agency fees $5,404, which are offset against an expense reimbursement currently in effect in the amount of $40.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4 - Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2016, amounted to $106,802,708 and $104,492,652, respectively.

At June 30, 2016, accumulated net unrealized appreciation on investments was $70,470,027, consisting of $82,665,579 gross unrealized appreciation and $12,195,552 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 17-18, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

various periods ended December 31st, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, except for the five- and ten-year periods when the fund’s performance was below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group median and below the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund, until May 1, 2017, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.90% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance

28

of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

30

NOTES

31

NOTES

32

NOTES

33

For More Information

Dreyfus Large Cap Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DLQAX Class C: DEYCX Class I: DLQIX Class Y: DLACX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6535SA0616

Dreyfus Large Cap Growth Fund

SEMIANNUAL REPORT June 30, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR  MORE INFORMATION

Back Cover

Dreyfus Large Cap Growth Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Growth Fund, covering the six-month period from January 1, 2016 through June 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets experienced heightened turbulence over the first half of 2016 when global economic challenges fueled dramatic swings in market sentiment. At the start of the year, investors reacted cautiously to an economic slowdown in China, sluggish growth in Europe, plummeting commodity prices, and rising short-term interest rates in the United States. These worries sparked sharp declines in U.S. and global equity markets, while high-quality bonds gained value as investors flocked to traditional safe havens.

Investor sentiment subsequently rebounded when U.S. monetary policymakers refrained from additional rate hikes, major central banks eased their monetary policies further, and commodity prices improved. Stocks rallied strongly during the spring, recouping earlier losses, and bonds continued to benefit from robust investor demand. Still, by June, uncertainty continued to dominate the capital markets amid worries about Great Britain’s exit from the European Union and disappointing job growth in the United States.

We remain encouraged by the resilience of the stock and bond markets, but we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the second half of 2016. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016 through June 30, 2016, as provided by Irene D. O’Neill, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended June 30, 2016, Dreyfus Large Cap Growth Fund’s Class A shares achieved a total return of 0.00%, Class C shares returned -0.46%, Class I shares returned 0.12%, and Class Y shares returned 0.23%.1 In comparison, the Russell 1000® Growth Index, the fund’s benchmark, produced a total return of 1.36% for the same period.2

U.S. growth stocks posted mildly positive total returns, on average, over the first half of 2016, masking heightened market volatility. Security selection shortfalls in the information technology, energy, and financials sectors dampened the fund’s results compared to its benchmark.

The Fund’s Investment Approach

The fund seeks to provide long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund’s investment philosophy is based on the premise that earnings growth is the primary determinant of long-term stock appreciation. With this, we use an approach that combines top-down and bottom-up analysis, so stock selection and sector allocation are both factors in determining the fund’s holdings. Fundamental financial analysis is used to identify companies with characteristics such as: expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growth prospects; and strong financial condition.

Risk Aversion Dominated the U.S. Stock Market

Large-cap stocks generally proved volatile over the first half of 2016 as investors grew more averse to risks in light of concerns regarding several economic headwinds. In January 2016, disappointing economic data and stock market turbulence in China sparked severe declines in commodity prices, and investors worried that higher short-term interest rates from the Federal Reserve Board (the “Fed”) might weigh on the domestic economic recovery. Consequently, U.S. stocks fell sharply at the start of the year.

The market’s slide continued into February, but relatively strong U.S. economic data and better-than-expected corporate earnings helped trigger a rebound later in the month. The rally continued through the spring when the Fed refrained from implementing additional interest-rate hikes, commodity prices rebounded, and foreign currencies strengthened against the U.S. dollar. Although a vote in the United Kingdom to leave the European Union, known as the Brexit, introduced renewed market turmoil toward the end of June, U.S. markets bounced back quickly. Nonetheless, investors generally remained cautious in a volatile market environment, and they focused mainly on traditionally defensive and higher-yielding industry groups. In contrast, more growth-oriented stocks remained out of favor.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Traditionally Defensive Sectors Led the Market’s Advance

The impact of the market’s defensive bias was especially apparent in the information technology sector. Cybersecurity firm Palo Alto Networks gave back previous gains due to slower sales in commodity-producing countries, and industry giant Alphabet (formerly Google) was hurt by tax and antitrust investigations in Europe, which caused its valuation to compress in spite of the company’s strong fundamental outlook. The financials sector was particularly hard hit by deteriorating investor sentiment during the reporting period. The fund’s relative performance in the sector was undermined by the adverse impact of low interest rates on brokerage firm Charles Schwab, and investment manager Invesco was hurt by its exposure to European markets following the Brexit vote. In the energy sector, oil refiner Valero Energy struggled with excessive inventory of gasoline.

The fund’s investments in the industrials sector produced relatively attractive returns when Ingersoll-Rand, Illinois Tool Works, Honeywell International, and 3M rebounded from previous weakness after reporting better than expected earnings and attracting investors with high dividend yields. In the consumer staples sector, spirits producer Constellation Brands demonstrated robust revenue and earnings growth, plant-based food-and-beverage maker WhiteWave Foods reported better-than-expected quarterly earnings, and tobacco seller Philip Morris International attracted investors with competitive dividends and a track record of earnings stability. Among consumer discretionary companies, restaurant operator Yum! Brands benefited from plans to spin off its assets in China, entertainment provider Time Warner saw higher advertising revenues and affiliate fees, and dining chain Cheesecake Factory announced better-than-expected same-store sales comparisons.

Poised for a Renewed Focus on Growth

We currently expect the U.S. economic recovery to continue, and we have seen evidence of improved conditions in overseas markets. Therefore, while interest rates appear likely to remain low in the near term, we believe that stocks with the ability to grow their earnings in a constructive business environment will have the potential to return to favor among investors. As the market refocuses on growth, we have positioned the fund to benefit through overweighted exposure to growing companies in the information technology, consumer staples, energy, and industrials sectors. In contrast, we have identified relatively few companies meeting our investment criteria in the health care and financials sectors.

July 15, 2016

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. -- Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. Index return does not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Growth Fund from January 1, 2016 to June 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2016
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 5.72	$ 9.43	$ 4.48	$ 4.48
Ending value (after expenses)	$1,000.00	$995.40	$1,001.20	$1,002.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2016
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 5.77	$ 9.52	$ 4.52	$ 4.52
Ending value (after expenses)	$1,019.14	$1,015.42	$1,020.39	$1,020.39

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C, .90% for Class I and .90% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
June 30, 2016 (Unaudited)

Common Stocks - 99.6%	Shares		Value ($)
Capital Goods - 11.8%
3M	4,164		729,200
Boeing	5,118		664,675
Honeywell International	8,867		1,031,409
Illinois Tool Works	6,661		693,810
Ingersoll-Rand	13,070		832,297
Lockheed Martin	1,995		495,099
United Technologies	4,992		511,930
			4,958,420
Consumer Durables & Apparel - 2.0%
NIKE, Cl. B	15,230		840,696
Consumer Services - 3.9%
Panera Bread, Cl. A	2,523	[a]	534,725
Starbucks	5,610		320,443
Yum! Brands	9,410		780,277
			1,635,445
Diversified Financials - 2.1%
Charles Schwab	12,480		315,869
Intercontinental Exchange	1,131		289,491
Invesco	11,558		295,191
			900,551
Energy - 1.5%
Anadarko Petroleum	6,270		333,877
PBF Energy, Cl. A	11,950		284,171
			618,048
Food & Staples Retailing - 1.2%
Costco Wholesale	3,287		516,191
Food, Beverage & Tobacco - 10.8%
Altria Group	8,050		555,128
Constellation Brands, Cl. A	5,123		847,344
Monster Beverage	3,604	[a,b]	579,199
PepsiCo	9,359		991,492
Philip Morris International	10,189		1,036,425
WhiteWave Foods, Cl. A	11,540	[a]	541,688
			4,551,276
Health Care Equipment & Services - 3.9%
Aetna	3,871		472,765
Edwards Lifesciences	2,590	[a]	258,301

6

Common Stocks - 99.6% (continued)	Shares		Value ($)
Health Care Equipment & Services - 3.9% (continued)
UnitedHealth Group	3,760		530,912
Zimmer Biomet Holdings	3,108		374,141
			1,636,119
Household & Personal Products - 1.4%
Kimberly-Clark	4,296		590,614
Insurance - 1.0%
Arthur J. Gallagher & Co.	8,860		421,736
Materials - 3.4%
Celanese, Ser. A	6,810		445,714
Dow Chemical	9,880		491,135
Nucor	10,070		497,559
			1,434,408
Media - 5.2%
Comcast, Cl. A	13,680		891,799
Time Warner	8,880		653,035
Walt Disney	6,670		652,459
			2,197,293
Pharmaceuticals, Biotechnology & Life Sciences - 10.7%
Agilent Technologies	8,240		365,526
Alexion Pharmaceuticals	1,522	[a]	177,709
Allergan	1,263	[a]	291,867
Amgen	2,337		355,574
Biogen	1,179	[a]	285,106
BioMarin Pharmaceutical	3,712	[a]	288,794
Bristol-Myers Squibb	10,330		759,771
Celgene	4,217	[a]	415,923
Eli Lilly & Co.	7,360		579,600
Gilead Sciences	4,593		383,148
Johnson & Johnson	4,085		495,510
Vertex Pharmaceuticals	1,571	[a]	135,137
			4,533,665
Real Estate - 1.2%
Kimco Realty	16,240	[c]	509,611
Retailing - 7.7%
Amazon.com	2,390	[a]	1,710,332
Lowe's	9,370		741,823
Netflix	3,082	[a]	281,941
The TJX Companies	5,300		409,319

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.6% (continued)	Shares		Value ($)
Retailing - 7.7% (continued)
TripAdvisor	1,860	[a,b]	119,598
			3,263,013
Semiconductors & Semiconductor Equipment - 5.5%
Broadcom	5,279		820,357
Micron Technology	32,950	[a]	453,392
NXP Semiconductors	7,790	[a]	610,269
Taiwan Semiconductor Manufacturing, ADR	16,070		421,516
			2,305,534
Software & Services - 18.1%
Accenture, Cl. A	4,269		483,635
Adobe Systems	6,671	[a]	639,015
Alphabet, Cl. A	3,113	[a]	2,190,089
Facebook, Cl. A	14,762	[a]	1,687,001
Microsoft	16,150		826,396
Red Hat	5,370	[a]	389,862
salesforce.com	9,660	[a]	767,101
Visa, Cl. A	9,040		670,497
			7,653,596
Technology Hardware & Equipment - 5.5%
Apple	18,042		1,724,815
Palo Alto Networks	4,848	[a]	594,559
			2,319,374
Telecommunication Services - 2.7%
AT&T	15,570		672,780
Verizon Communications	8,390		468,498
			1,141,278
Total Common Stocks (cost $32,123,181)			42,026,868

8

Investment of Cash Collateral for Securities Loaned - 1.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares (cost $575,179)	575,179	[d]	575,179
Total Investments (cost $32,698,360)	101.0%		42,602,047
Liabilities, Less Cash and Receivables	(1.0%)		(409,530)
Net Assets	100.0%		42,192,517

ADR—American Depository Receipt

aNon-income producing security.
bSecurity, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $692,851 and the value of the collateral held by the fund was $696,395, consisting of cash collateral of $575,179 and U.S. Government & Agency securities valued at $121,216.
cInvestment in real estate investment trust.
dInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	18.1
Capital Goods	11.8
Food, Beverage & Tobacco	10.8
Pharmaceuticals, Biotechnology & Life Sciences	10.3
Retailing	9.0
Semiconductors & Semiconductor Equipment	5.5
Technology Hardware & Equipment	5.5
Media	5.2
Health Care Equipment & Services	4.3
Materials	3.4
Telecommunication Services	2.7
Consumer Services	2.6
Diversified Financials	2.1
Consumer Durables & Apparel	2.0
Energy	1.5
Household & Personal Products	1.4
Money Market Investments	1.4
Food & Staples Retailing	1.2
Real Estate	1.2
Insurance	1.0
101.0

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $692,851)—Note 1(b):
Unaffiliated issuers	32,123,181	42,026,868
Affiliated issuers	575,179	575,179
Receivable for investment securities sold		276,646
Dividends and securities lending income receivable		42,508
Prepaid expenses		27,138
		42,948,339
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		35,834
Cash overdraft due to Custodian		116,609
Liability for securities on loan—Note 1(b)		575,179
Payable for shares of Common Stock redeemed		68
Accrued expenses		28,132
		755,822
Net Assets ($)		42,192,517
Composition of Net Assets ($):
Paid-in capital		33,723,261
Accumulated undistributed investment income—net		122,082
Accumulated net realized gain (loss) on investments		(1,556,513)
Accumulated net unrealized appreciation (depreciation) on investments		9,903,687
Net Assets ($)		42,192,517

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	14,091,346	1,779,539	13,139,837	13,181,795
Shares Outstanding	1,565,511	204,695	1,421,295	1,425,794
Net Asset Value Per Share ($)	9.00	8.69	9.24	9.25

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	336,684
Affiliated issuers	264
Income from securities lending—Note 1(b)	892
Total Income	337,840
Expenses:
Management fee—Note 3(a)	149,466
Shareholder servicing costs—Note 3(c)	34,282
Registration fees	29,168
Professional fees	23,236
Custodian fees—Note 3(c)	9,863
Distribution fees—Note 3(b)	6,966
Prospectus and shareholders’ reports	3,895
Directors’ fees and expenses—Note 3(d)	1,910
Loan commitment fees—Note 2	311
Miscellaneous	8,398
Total Expenses	267,495
Less—reduction in expenses due to undertaking—Note 3(a)	(47,103)
Less—reduction in fees due to earnings credits—Note 3(c)	(148)
Net Expenses	220,244
Investment Income—Net	117,596
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(821,243)
Net unrealized appreciation (depreciation) on investments	601,262
Net Realized and Unrealized Gain (Loss) on Investments	(219,981)
Net (Decrease) in Net Assets Resulting from Operations	(102,385)

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	[a]
Operations ($):
Investment income—net	117,596	211,585
Net realized gain (loss) on investments	(821,243)	(448,158)
Net unrealized appreciation (depreciation) on investments	601,262	1,092,518
Net Increase (Decrease) in Net Assets Resulting from Operations	(102,385)	855,945
Dividends to Shareholders from ($):
Investment income—net:
Class A	-	(60,321)
Class I	(2,168)	(185,714)
Class Y	(2,086)	(6)
Net realized gain on investments:
Class A	-	(131,022)
Class C	-	(16,094)
Class I	-	(314,437)
Class Y	-	(3)
Total Dividends	(4,254)	(707,597)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	778,669	15,812,422
Class C	44,533	1,432,409
Class I	1,669,922	7,109,461
Class Y	13,222,155	1,000
Dividends reinvested:
Class A	-	179,364
Class C	-	6,850
Class I	2,044	354,097
Class Y	9	-
Cost of shares redeemed:
Class A	(3,086,443)	(5,953,017)
Class C	(373,659)	(959,133)
Class I	(15,444,428)	(5,046,406)
Class Y	(1,166,743)	-
Increase (Decrease) in Net Assets from Capital Stock Transactions	(4,353,941)	12,937,047
Total Increase (Decrease) in Net Assets	(4,460,580)	13,085,395
Net Assets ($):
Beginning of Period	46,653,097	33,567,702
End of Period	42,192,517	46,653,097
Undistributed investment income—net	122,082	8,740

12

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	[a]
Capital Share Transactions (Shares):
Class A
Shares sold	89,721	1,721,104
Shares issued for dividends reinvested	-	19,789
Shares redeemed	(353,748)	(689,395)
Net Increase (Decrease) in Shares Outstanding	(264,027)	1,051,498
Class C
Shares sold	5,486	162,054
Shares issued for dividends reinvested	-	764
Shares redeemed	(44,909)	(108,684)
Net Increase (Decrease) in Shares Outstanding	(39,423)	54,134
Class Ib
Shares sold	184,673	775,071
Shares issued for dividends reinvested	226	37,735
Shares redeemed	(1,801,489)	(537,732)
Net Increase (Decrease) in Shares Outstanding	(1,616,590)	275,074
Class Yb
Shares sold	1,554,391	114.42
Shares issued for dividends reinvested	1	-
Shares redeemed	(128,712)	-
Net Increase (Decrease) in Shares Outstanding	1,425,680	114.42

[a] Effective October 1, 2015, the fund commenced offering Class Y shares.
[b] During the period ended June 30, 2016, 1,485,346 Class I shares representing $12,610,583 were exchanged for 1,485,346 Class Y shares.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2016	Year Ended December 31,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	9.00	8.84	8.96	7.44	6.50	6.84
Investment Operations:
Investment income (loss)—net[a]	.02	.03	.01	.02	.02	(.02)
Net realized and unrealized gain (loss) on investments	(.02)	.28	1.28	2.61	.92	(.30)
Total from Investment Operations	-	.31	1.29	2.63	.94	(.32)
Distributions:
Dividends from investment income—net	-	(.04)	(.00)[b]	(.06)	-	(.02)
Dividends from net realized gain on investments	-	(.11)	(1.41)	(1.05)	-	-
Total Distributions	-	(.15)	(1.41)	(1.11)	-	(.02)
Net asset value, end of period	9.00	9.00	8.84	8.96	7.44	6.50
Total Return (%)[c]	.00[d]	3.40	14.49	36.02	14.46	(4.73)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.39[e]	1.40	1.51	1.50	1.57	1.47
Ratio of net expenses to average net assets	1.15[e]	1.15	1.15	1.19	1.49	1.47
Ratio of net investment income (loss) to average net assets	.43[e]	.37	.12	.29	.28	(.24)
Portfolio Turnover Rate	22.01[d]	63.87	91.53	76.66	61.52	58.58
Net Assets, end of period ($ x 1,000)	14,091	16,467	6,878	1,906	1,149	670

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

14

	Six Months Ended
	June 30, 2016	Year Ended December 31,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	8.73	8.60	8.82	7.34	6.45	6.83
Investment Operations:
Investment (loss)—net[a]	(.01)	(.03)	(.05)	(.04)	(.04)	(.07)
Net realized and unrealized gain (loss) on investments	(.03)	.27	1.24	2.57	.93	(.31)
Total from Investment Operations	(.04)	.24	1.19	2.53	.89	(.38)
Distributions:
Dividends from net realized gain on investments	-	(.11)	(1.41)	(1.05)	-	-
Net asset value, end of period	8.69	8.73	8.60	8.82	7.34	6.45
Total Return (%)[b]	(.46)[c]	2.71	13.66	34.92	13.80	(5.56)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.19[d]	2.20	2.29	2.31	2.57	2.42
Ratio of net expenses to average net assets	1.90[d]	1.90	1.90	1.90	2.26	2.25
Ratio of net investment (loss) to average net assets	(.32)[d]	(.38)	(.60)	(.42)	(.51)	(1.02)
Portfolio Turnover Rate	22.01[c]	63.87	91.53	76.66	61.52	58.58
Net Assets, end of period ($ x 1,000)	1,780	2,130	1,635	315	159	209

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2016	Year Ended December 31,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	9.23	9.07	9.16	7.61	6.64	6.97
Investment Operations:
Investment income—net[a]	.03	.06	.03	.05	.05	.02
Net realized and unrealized gain (loss) on investments	(.02)	.27	1.32	2.66	.94	(.31)
Total from Investment Operations	.01	.33	1.35	2.71	.99	(.29)
Distributions:
Dividends from investment income—net	(.00)[b]	(.06)	(.03)	(.11)	(.02)	(.04)
Dividends from net realized gain on investments	-	(.11)	(1.41)	(1.05)	-	-
Total Distributions	(.00)[b]	(.17)	(1.44)	(1.16)	(.02)	(.04)
Net asset value, end of period	9.24	9.23	9.07	9.16	7.61	6.64
Total Return (%)	.12[c]	3.60	14.79	36.40	14.93	(4.23)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13[d]	1.10	1.15	1.14	1.11	1.00
Ratio of net expenses to average net assets	.90[d]	.90	.90	.93	1.05	.97
Ratio of net investment income to average net assets	.66[d]	.61	.32	.55	.64	.24
Portfolio Turnover Rate	22.01[c]	63.87	91.53	76.66	61.52	58.58
Net Assets, end of period ($ x 1,000)	13,140	28,054	25,055	26,328	25,967	38,356

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

16

	Six Months Ended
	June 30, 2016	Year Ended
Class Y Shares	(Unaudited)	December 31, 2015[a]
Per Share Data ($):
Net asset value, beginning of period	9.23	8.74
Investment Operations:
Investment income—net[b]	.03	.02
Net realized and unrealized gain (loss) on investments	(.01)	.55
Total from Investment Operations	.02	.57
Distributions:
Dividends from investment income—net	(.00)[c]	(.05)
Dividends from net realized gain on investments	-	(.03)
Total Distributions	(.00)[c]	(.08)
Net asset value, end of period	9.25	9.23
Total Return (%)[d]	.23	6.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.06	2.36
Ratio of net expenses to average net assets[e]	.90	.90
Ratio of net investment income to average net assets[e]	.72	.69
Portfolio Turnover Rate	22.01[d]	63.87
Net Assets, end of period ($ x 1,000)	13,182	1

a From October 1, 2015 (commencement of initial offering) to December 31, 2015.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to provide long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 350 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (100 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

18

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

20

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	40,174,726	-	-	40,174,726
Equity Securities-Foreign Common Stock†	1,852,142	-	-	1,852,142
Mutual Funds	575,179	-	-	575,179

† See Statement of Investments for additional detailed categorizations.

At June 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2016, The Bank of New York Mellon earned $243 from lending portfolio securities, pursuant to the securities lending agreement.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 6/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	7,607	5,145,472	4,577,900	575,179	1.4
Dreyfus Institutional Preferred Plus Money Market Fund	1,439,446	3,625,216	5,064,662	-	-
Total	1,447,053	8,770,688	9,642,562	575,179	1.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

22

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was as follows: ordinary income $257,689 and long-term capital gains $449,908. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed, from January 1, 2016 through May 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $47,103 during the period ended June 30, 2016.

During the period ended June 30, 2016, the Distributor retained $2,317 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2016, Class C shares were charged $6,966 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2016, Class A and Class C shares were charged $18,473 and $2,322, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2016, the fund was charged $5,167 for transfer agency services and $318 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $148.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2016, the fund was charged $9,863 pursuant to the custody agreement.

During the period ended June 30, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $24,408, Distribution Plan fees $1,118, Shareholder Services Plan fees $3,270, custodian fees $4,800, Chief Compliance Officer fees $4,812 and transfer agency fees $2,029, which are offset against an expense reimbursement currently in effect in the amount of $4,603.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

24

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended June 30, 2016, amounted to $9,484,531 and $13,496,662, respectively.

At June 30, 2016, accumulated net unrealized appreciation on investments was $9,903,687, consisting of $10,477,196 gross unrealized appreciation and $573,509 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 17-18, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the

26

“Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group median for the various periods, except for the one- and ten-year periods when the fund’s performance was below the Performance Group median and was above the Performance Universe median in the two-, three- and four-year periods and below the Performance Universe median in the one-, five- and ten-year periods. The Board also noted the proximity of the fund’s performance to the median during certain periods when performance was below the Performance Group and/or Performance Universe median(s). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median and that the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund, until May 1, 2017, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.90% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

28

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

29

For More Information

Dreyfus Large Cap Growth Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DAPAX Class C: DGTCX Class I: DAPIX Class Y: DLCGX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6574SA0616

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 29, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 29, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)